Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	470,627,041.88	24,378
Yield Supplement Overcollateralization Amount 07/31/24	45,824,875.90	0
Receivables Balance 07/31/24	516,451,917.78	24,378
Principal Payments	20,804,316.57	655
Defaulted Receivables	777,573.61	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	43,140,835.65	0
Pool Balance at 08/31/24	451,729,191.95	23,680

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.78%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,843,383.07	269
Past Due 61-90 days	2,967,901.40	107
Past Due 91-120 days	651,198.98	28
Past Due 121+ days	0.00	0
Total	10,462,483.45	404

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	620,938.35
Aggregate Net Losses/(Gains) - August 2024	156,635.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.78%
Third Prior Net Losses/(Gains) Ratio	0.34%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.12%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	44.36

Flow of Funds	$ Amount
Collections	23,655,335.90
Investment Earnings on Cash Accounts	29,811.68
Servicing Fee	(430,376.60)
Transfer to Collection Account	-
Available Funds	23,254,770.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,971,907.11
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	13,791,396.12
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,385,013.94

Total Distributions of Available Funds	23,254,770.98

Servicing Fee	430,376.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	465,520,588.07
Principal Paid	18,897,849.93
Note Balance @ 09/16/24	446,622,738.14

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	8,479,005.53
Principal Paid	8,479,005.53
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2b
Note Balance @ 08/15/24	4,571,582.54
Principal Paid	4,571,582.54
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	306,860,000.00
Principal Paid	5,847,261.86
Note Balance @ 09/16/24	301,012,738.14
Note Factor @ 09/16/24	98.0944855%

Class A-4
Note Balance @ 08/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	99,620,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	30,630,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	15,360,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,971,907.11
Total Principal Paid	18,897,849.93
Total Paid	20,869,757.04

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	38,932.77
Principal Paid	8,479,005.53
Total Paid to A-2a Holders	8,517,938.30

Class A-2b
One-Month SOFR	5.35353%
Coupon	6.20353%
Interest Paid	25,208.84
Principal Paid	4,571,582.54
Total Paid to A-2b Holders	4,596,791.38

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	5,847,261.86
Total Paid to A-3 Holders	7,281,832.36

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9308004
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.5039019
Total Distribution Amount	20.4347023

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1679295
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	36.5726602
Total A-2a Distribution Amount	36.7405897

A-2b Interest Distribution Amount	0.2016707
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	36.5726603
Total A-2b Distribution Amount	36.7743310

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	19.0551452
Total A-3 Distribution Amount	23.7301452

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	729.79
Noteholders' Principal Distributable Amount	270.21

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	5,106,453.81
Investment Earnings	22,852.06
Investment Earnings Paid	(22,852.06)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,575,955.87	$4,479,469.05	$3,464,744.84
Number of Extensions	128	155	117
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	0.83%	0.62%